Financial Instruments - Summary of Financial Assets and Liabilities by Categories (Parenthetical) (Detail) - Financial assets at FVTOCI, category [member] - Equity securities [member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cumulative gain (loss) on sale of equity securities	$ (2)	$ 16
Gain (loss) on equity securities	(108)	(17)
Taxes on unrealized gain/loss for equity securities	$ 0	$ 0